Quarterly Holdings Report
for
Fidelity® Series Large Cap Growth Index Fund
July 31, 2026
CGI-NPRT1-0926
1.9891258.107
Common Stocks - 99.9%
	Shares	Value ($)
AUSTRALIA - 0.1%
Information Technology - 0.0%
Software - 0.0%
IREN Ltd (b)(c)	3,175	116,840
Materials - 0.1%
Metals & Mining - 0.1%
Anglogold Ashanti Plc	37,448	2,970,375
TOTAL AUSTRALIA		3,087,215
BRAZIL - 0.3%
Financials - 0.3%
Banks - 0.3%
NU Holdings Ltd/Cayman Islands Class A (b)	284,096	4,071,096
CANADA - 0.1%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Restaurant Brands International Inc (United States)	16,085	1,190,612
Financials - 0.1%
Capital Markets - 0.1%
Brookfield Asset Management Ltd Class A (United States) (c)	28,952	1,401,277
Materials - 0.0%
Metals & Mining - 0.0%
Almonty Industries Inc (United States) (b)(c)	16,579	183,363
TOTAL CANADA		2,775,252
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Ascendis Pharma A/S (b)	3,855	940,273
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (b)	2,373	84,265
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish	96	2,092
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)(c)	10,161	421,682
KAZAKHSTAN - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Freedom Holding Corp/NV (b)(c)	1,290	195,138
KOREA (SOUTH) - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Coupang Inc Class A (b)	102,077	1,668,959
MEXICO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp	1,744	318,646
PUERTO RICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Popular Inc	423	74,114
SWITZERLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
On Holding AG Class A (b)	18,510	670,802
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)	2,934	1,277,493
UNITED KINGDOM - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	12,782	915,958
UNITED STATES - 99.3%
Communication Services - 16.7%
Diversified Telecommunication Services - 0.2%
AST SpaceMobile Inc Class A (b)(c)	19,683	1,160,903
Globalstar Inc (b)	4,219	351,780
Iridium Communications Inc	2,316	109,639
Space Exploration Technologies Corp Class A (c)	39,193	4,247,346
		5,869,668
Entertainment - 1.6%
Electronic Arts Inc	2,812	590,126
Live Nation Entertainment Inc (b)	13,094	2,280,058
Madison Square Garden Sports Corp Class A (b)	717	282,268
Netflix Inc (b)	343,767	24,651,532
ROBLOX Corp Class A (b)	52,037	1,852,517
Roku Inc Class A (b)	10,086	1,462,571
Spotify Technology SA (b)	12,941	6,469,724
Take-Two Interactive Software Inc (b)	15,005	3,645,015
TKO Group Holdings Inc Class A	1,944	353,439
		41,587,250
Interactive Media & Services - 14.9%
Alphabet Inc Class A	477,496	170,050,651
Alphabet Inc Class C	389,510	138,918,742
Meta Platforms Inc Class A	147,353	82,032,889
Reddit Inc Class A (b)	10,930	1,537,523
		392,539,805
Media - 0.0%
EchoStar Corp Class A (b)(c)	9,718	817,187
NIQ Global Intelligence Plc (b)(c)	522	5,830
Trade Desk Inc (The) Class A (b)	10,168	183,431
		1,006,448
TOTAL COMMUNICATION SERVICES		441,003,171
Consumer Discretionary - 7.6%
Automobiles - 2.9%
Rivian Automotive Inc Class A (b)	10,487	159,612
Tesla Inc (b)	239,353	74,489,048
		74,648,660
Broadline Retail - 0.7%
Amazon.com Inc (b)	66,438	18,043,233
eBay Inc	7,948	906,151
Etsy Inc (b)	3,831	312,916
		19,262,300
Diversified Consumer Services - 0.0%
Grand Canyon Education Inc (b)	546	79,356
H&R Block Inc	1,593	70,139
		149,495
Hotels, Restaurants & Leisure - 2.3%
Airbnb Inc Class A (b)	33,880	5,133,498
Booking Holdings Inc	63,432	12,236,033
Cava Group Inc (b)(c)	8,226	536,582
Chipotle Mexican Grill Inc (b)	104,618	3,893,882
Choice Hotels International Inc	2,252	251,075
Churchill Downs Inc	872	73,509
Darden Restaurants Inc	9,377	1,908,970
Domino's Pizza Inc	116	40,302
DoorDash Inc Class A (b)	30,707	6,023,485
DraftKings Inc Class A (b)	39,065	917,246
Dutch Bros Inc Class A (b)	9,612	632,758
Expedia Group Inc Class A	9,348	2,755,230
Hilton Worldwide Holdings Inc	18,283	5,859,519
Hyatt Hotels Corp Class A	3,050	530,883
Las Vegas Sands Corp	22,598	1,104,816
Marriott International Inc/MD Class A1	13,351	4,977,653
Planet Fitness Inc Class A (b)	6,472	361,850
Royal Caribbean Cruises Ltd	11,679	3,717,426
Starbucks Corp	51,369	5,406,587
Texas Roadhouse Inc	1,717	352,740
Travel + Leisure Co	1,414	107,492
Vail Resorts Inc (c)	2,333	348,504
Viking Holdings Ltd (b)	14,505	1,513,597
Wingstop Inc	2,221	287,597
Wyndham Hotels & Resorts Inc	5,445	407,613
Wynn Resorts Ltd	5,280	524,357
Yum! Brands Inc	6,763	1,036,633
		60,939,837
Household Durables - 0.0%
NVR Inc (b)	86	528,646
SharkNinja Inc (b)(c)	991	160,314
Somnigroup International Inc	2,787	182,075
		871,035
Leisure Products - 0.0%
Hasbro Inc	2,876	270,171
Specialty Retail - 1.6%
AutoZone Inc (b)	183	551,974
Burlington Stores Inc (b)	5,130	1,890,302
Carvana Co Class A (b)	56,798	3,541,923
Chewy Inc Class A (b)	19,109	431,863
Five Below Inc (b)	1,775	385,406
Home Depot Inc/The	60,493	20,081,257
Murphy USA Inc	1,369	832,023
Ross Stores Inc	22,563	5,664,892
TJX Cos Inc/The	41,371	6,509,313
Ulta Beauty Inc (b)	781	400,520
Valvoline Inc (b)	9,333	358,481
Williams-Sonoma Inc	1,251	286,054
		40,934,008
Textiles, Apparel & Luxury Goods - 0.1%
Deckers Outdoor Corp (b)	926	89,711
Ralph Lauren Corp Class A	1,943	739,001
Tapestry Inc	16,568	2,524,466
		3,353,178
TOTAL CONSUMER DISCRETIONARY		200,428,684
Consumer Staples - 1.3%
Beverages - 0.3%
Celsius Holdings Inc (b)(c)	13,965	407,918
Coca-Cola Co/The	36,554	3,201,765
Coca-Cola Consolidated Inc	551	103,532
Monster Beverage Corp (b)	26,203	2,525,445
PepsiCo Inc	13,223	1,845,402
		8,084,062
Consumer Staples Distribution & Retail - 0.9%
Casey's General Stores Inc	2,670	2,325,570
Costco Wholesale Corp	15,901	15,136,004
Maplebear Inc (b)	5,962	265,905
Sysco Corp	18,606	1,585,975
Walmart Inc	30,870	3,432,744
		22,746,198
Food Products - 0.0%
Hershey Co/The	1,255	219,687
Household Products - 0.1%
Colgate-Palmolive Co	28,067	2,562,517
Kimberly-Clark Corp (c)	8,699	950,888
		3,513,405
Personal Care Products - 0.0%
Estee Lauder Cos Inc/The Class A	3,655	306,655
TOTAL CONSUMER STAPLES		34,870,007
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Cheniere Energy Inc	1,170	308,377
Marathon Petroleum Corp	12,298	3,891,948
Matador Resources Co	766	38,215
Permian Resources Holdings Inc/DE Class A	7,742	164,981
Phillips 66	2,014	426,324
Targa Resources Corp	17,394	4,702,816
Texas Pacific Land Corp	4,822	1,941,241
Valero Energy Corp	2,915	912,104
TOTAL ENERGY		12,386,006
Financials - 4.7%
Banks - 0.2%
Bank of America Corp	36,877	2,284,530
Citigroup Inc	21,634	2,865,424
Pinnacle Financial Partners Inc	753	79,238
Western Alliance Bancorp	1,560	125,564
		5,354,756
Capital Markets - 0.8%
Ameriprise Financial Inc	631	344,425
Ares Management Corp Class A	16,125	2,065,451
Bank of New York Mellon Corp/The	3,485	544,810
Blackstone Inc	48,224	6,160,617
Charles Schwab Corp/The	10,030	1,055,557
Interactive Brokers Group Inc Class A	14,192	1,248,754
KKR & Co Inc Class A	12,282	1,245,763
Lazard Inc	1,171	49,627
LPL Financial Holdings Inc	2,335	825,890
Moody's Corp	5,689	2,721,504
Morningstar Inc	95	18,294
MSCI Inc	308	176,250
Northern Trust Corp	760	138,464
Robinhood Markets Inc Class A (b)	52,127	4,512,113
Tradeweb Markets Inc Class A	724	72,762
		21,180,281
Consumer Finance - 0.2%
Ally Financial Inc	2,301	99,702
American Express Co	12,665	4,258,607
Credit Acceptance Corp (b)	24	13,654
Figure Technology Solutions Inc Class A	5,241	130,553
SoFi Technologies Inc Class A (b)(c)	12,385	201,999
		4,704,515
Financial Services - 3.5%
Affirm Holdings Inc Class A (b)	22,949	1,641,083
Chime Financial Inc Class A (b)	994	22,851
Corpay Inc (b)	1,932	738,237
Equitable Holdings Inc	12,303	586,238
Mastercard Inc Class A	66,185	37,930,624
Shift4 Payments Inc Class A (b)(c)	1,787	94,711
Toast Inc Class A (b)	39,043	1,259,918
UWM Holdings Corp Class A	2,513	4,573
Visa Inc Class A	135,289	49,533,362
WEX Inc (b)	177	33,092
		91,844,689
Insurance - 0.0%
Ryan Specialty Holdings Inc Class A	1,455	64,252
TOTAL FINANCIALS		123,148,493
Health Care - 5.5%
Biotechnology - 1.2%
AbbVie Inc	11,578	2,905,383
Alnylam Pharmaceuticals Inc (b)	10,922	2,244,689
Amgen Inc	31,286	12,050,117
Arrowhead Pharmaceuticals Inc (b)	6,966	589,672
Bridgebio Pharma Inc (b)	13,091	1,048,458
Caris Life Sciences Inc (b)(c)	8,781	137,598
Exelixis Inc (b)	5,282	280,104
Halozyme Therapeutics Inc (b)	9,626	794,530
Insmed Inc (b)	17,579	1,733,289
Ionis Pharmaceuticals Inc (b)	12,723	658,670
Madrigal Pharmaceuticals Inc (b)	1,468	686,026
Natera Inc (b)	11,189	2,995,967
Neurocrine Biosciences Inc (b)	6,981	1,164,431
Revolution Medicines Inc (b)	15,675	2,939,533
Summit Therapeutics Inc (b)	10,752	139,991
Viking Therapeutics Inc (b)	564	17,901
		30,386,359
Health Care Equipment & Supplies - 0.7%
Dexcom Inc (b)	31,431	2,622,917
IDEXX Laboratories Inc (b)	5,440	3,041,341
Insulet Corp (b)	5,668	937,204
Intuitive Surgical Inc (b)	28,883	10,205,230
Penumbra Inc (b)	3,117	1,001,149
		17,807,841
Health Care Providers & Services - 0.6%
Cardinal Health Inc	8,779	2,019,433
Cencora Inc	15,297	4,762,568
Centene Corp (b)	3,297	205,139
DaVita Inc (b)	127	30,491
Guardant Health Inc (b)	9,262	1,500,351
McKesson Corp	9,420	8,065,311
		16,583,293
Life Sciences Tools & Services - 0.0%
Medpace Holdings Inc (b)	1,890	1,090,738
Tempus AI Inc Class A (b)(c)	8,818	386,846
		1,477,584
Pharmaceuticals - 3.0%
Axsome Therapeutics Inc (b)	3,534	770,377
Corcept Therapeutics Inc (b)	7,768	889,358
Eli Lilly & Co	65,415	75,151,369
Zoetis Inc Class A	27,153	2,098,655
		78,909,759
TOTAL HEALTH CARE		145,164,836
Industrials - 8.4%
Aerospace & Defense - 3.1%
ATI Inc (b)	11,088	2,078,335
Axon Enterprise Inc (b)	6,330	3,340,721
Boeing Co (b)	40,328	8,716,494
BWX Technologies Inc	7,108	1,199,120
Carpenter Technology Corp	3,954	2,054,736
Curtiss-Wright Corp	1,541	1,115,684
FTAI Aviation Ltd	8,311	1,712,066
GE Aerospace	84,630	30,472,725
HEICO Corp	3,458	1,232,293
HEICO Corp Class A	6,223	1,601,053
Hexcel Corp	1,074	110,568
Howmet Aerospace Inc	32,617	9,206,474
Karman Holdings Inc (b)	5,613	270,266
Kratos Defense & Security Solutions Inc (b)	940	43,804
Lockheed Martin Corp	16,644	9,699,125
Rocket Lab Corp (b)	44,011	2,858,514
TransDigm Group Inc	2,309	2,896,363
Woodward Inc	4,862	1,753,967
		80,362,308
Air Freight & Logistics - 0.0%
CH Robinson Worldwide Inc	8,890	1,313,320
Building Products - 0.4%
AAON Inc	5,588	497,667
Armstrong World Industries Inc	879	153,526
Carlisle Cos Inc	328	118,054
Johnson Controls International plc	3,214	471,365
Lennox International Inc	760	316,069
Modine Manufacturing Co (b)	4,259	856,315
Trane Technologies PLC	18,103	8,235,960
		10,648,956
Commercial Services & Supplies - 0.3%
Cintas Corp	27,937	5,716,748
Clean Harbors Inc (b)	785	245,611
Rollins Inc	24,342	924,266
Waste Management Inc	8,204	1,858,616
		8,745,241
Construction & Engineering - 0.8%
Comfort Systems USA Inc	2,856	4,939,995
Dycom Industries Inc (b)	970	389,038
EMCOR Group Inc	3,623	2,889,089
Everus Construction Group Inc (b)	3,596	451,046
IES Holdings Inc (b)	714	531,602
MasTec Inc (b)	5,080	1,336,548
Primoris Services Corp	214	18,063
Quanta Services Inc	12,231	8,162,480
Solv Energy Inc Class A	3,162	89,895
Sterling Infrastructure Inc (b)	2,463	1,469,845
		20,277,601
Electrical Equipment - 1.6%
Bloom Energy Corp Class A (b)	21,992	4,526,174
Eaton Corp PLC	4,922	2,043,614
Forgent Power Solutions Inc Class A	13,584	451,940
GE Vernova Inc	22,047	21,832,924
nVent Electric PLC	5,371	826,221
Powell Industries Inc	2,367	493,946
Rockwell Automation Inc	7,578	3,638,046
Vertiv Holdings Co Class A	31,434	7,593,511
Vicor Corp (b)	2,019	418,679
		41,825,055
Ground Transportation - 0.2%
Avis Budget Group Inc (b)(c)	462	63,497
Landstar System Inc	870	152,050
Lyft Inc Class A (b)	4,543	72,052
Old Dominion Freight Line Inc	3,169	672,272
U-Haul Holding Co (b)	61	4,325
U-Haul Holding Co Class N	357	22,341
Uber Technologies Inc (b)	15,829	1,113,728
Union Pacific Corp	3,290	961,108
XPO Inc (b)	9,335	1,876,055
		4,937,428
Industrial Conglomerates - 0.0%
3M Co	5,966	1,051,686
Machinery - 1.4%
Allison Transmission Holdings Inc	984	112,707
Caterpillar Inc	37,219	30,326,413
Cummins Inc	5,129	3,252,812
Illinois Tool Works Inc	6,850	1,965,608
Lincoln Electric Holdings Inc	1,011	264,184
RBC Bearings Inc (b)	460	253,603
		36,175,327
Passenger Airlines - 0.0%
Alaska Air Group Inc (b)	1,451	68,850
American Airlines Group Inc (b)	53,312	814,074
Delta Air Lines Inc	3,322	290,476
Southwest Airlines Co	3,295	148,176
United Airlines Holdings Inc (b)	1,595	193,521
		1,515,097
Professional Services - 0.2%
Automatic Data Processing Inc	12,067	3,215,374
Booz Allen Hamilton Holding Corp Class A	2,156	150,316
ExlService Holdings Inc (b)	1,993	67,622
Paylocity Holding Corp (b)	225	31,026
Planet Labs PBC Class A (b)(c)	22,856	468,091
UL Solutions Inc Class A (c)	2,211	202,616
		4,135,045
Trading Companies & Distributors - 0.4%
Fastenal Co	76,957	3,671,618
Ferguson Enterprises Inc	803	188,167
United Rentals Inc	1,177	1,270,289
WW Grainger Inc	3,056	4,224,065
		9,354,139
TOTAL INDUSTRIALS		220,341,203
Information Technology - 53.8%
Communications Equipment - 1.1%
Applied Optoelectronics Inc (b)	6,321	596,197
Arista Networks Inc (b)	85,565	15,431,648
Ciena Corp (b)	11,529	4,347,009
Lumentum Holdings Inc (b)	5,822	4,156,559
Motorola Solutions Inc	5,157	2,247,163
Ubiquiti Inc	354	197,008
Viavi Solutions Inc (b)	18,935	699,648
		27,675,232
Electronic Equipment, Instruments & Components - 1.3%
Advanced Energy Industries Inc	2,928	847,715
Amphenol Corp Class A	100,493	16,149,225
Coherent Corp (b)	3,017	793,139
Corning Inc	64,780	8,955,835
Jabil Inc	8,541	2,690,842
Keysight Technologies Inc (b)	7,976	2,544,982
Sanmina Corp (b)	1,360	252,362
TTM Technologies Inc (b)	7,198	830,937
		33,065,037
IT Services - 0.8%
Cloudflare Inc Class A (b)	25,893	7,223,629
CoreWeave Inc Class A (b)(c)	28,501	2,045,517
DigitalOcean Holdings Inc (b)	6,642	780,435
Gartner Inc (b)	5,345	807,202
GoDaddy Inc Class A (b)	10,793	893,013
Kyndryl Holdings Inc (b)	746	10,108
MongoDB Inc Class A (b)	5,815	1,962,446
Snowflake Inc (b)	27,443	8,048,483
Twilio Inc Class A (b)	1,795	354,243
		22,125,076
Semiconductors & Semiconductor Equipment - 31.1%
Advanced Micro Devices Inc (b)	133,277	63,459,844
Analog Devices Inc	2,836	1,041,975
Applied Materials Inc	64,956	32,976,213
Astera Labs Inc (b)	12,544	3,904,069
Broadcom Inc	381,175	148,383,804
Credo Technology Group Holding Ltd (b)	13,497	2,793,744
Entegris Inc	1,717	204,409
First Solar Inc (b)	431	90,954
FormFactor Inc (b)	6,355	674,901
KLA Corp	107,177	19,594,099
Lam Research Corp	102,400	30,005,248
Lattice Semiconductor Corp (b)	11,158	1,386,605
MACOM Technology Solutions Holdings Inc (b)	5,481	1,378,143
Marvell Technology Inc	71,470	13,404,913
Microchip Technology Inc	43,518	3,232,952
Micron Technology Inc	92,362	76,016,697
MKS Inc	487	144,858
Monolithic Power Systems Inc	3,874	5,524,440
NVIDIA Corp	1,911,365	383,706,524
ON Semiconductor Corp (b)	1,644	134,167
Onto Innovation Inc (b)	799	206,605
Rambus Inc (b)	8,808	801,792
Semtech Corp (b)	7,593	894,607
SiTime Corp (b)	1,821	974,599
Teradyne Inc	12,832	4,718,198
Texas Instruments Inc	74,508	20,544,836
		816,199,196
Software - 10.7%
Adobe Inc (b)	23,061	5,774,705
Appfolio Inc Class A (b)	1,884	339,478
AppLovin Corp Class A (b)	19,663	7,784,582
Atlassian Corp Class A (b)	13,833	1,397,341
Autodesk Inc (b)	17,296	4,050,723
Bentley Systems Inc Class B	2,738	97,035
Cadence Design Systems Inc (b)	22,595	7,682,752
Crowdstrike Holdings Inc Class A (b)	82,241	15,696,517
Datadog Inc Class A (b)	26,912	7,211,609
Docusign Inc (b)	906	49,676
Dynatrace Inc (b)	4,355	193,014
Elastic NV (b)	3,828	251,844
Fair Isaac Corp (b)	1,520	1,706,914
Fortinet Inc (b)	49,658	8,042,113
Gen Digital Inc	4,150	113,918
Guidewire Software Inc (b)	3,626	550,934
HubSpot Inc (b)	3,594	853,072
Intuit Inc	6,983	2,207,117
Klaviyo Inc Class A (b)	2,332	41,603
Manhattan Associates Inc (b)	4,787	916,040
Microsoft Corp	304,368	141,445,897
Oracle Corp	140,432	18,237,904
Palantir Technologies Inc Class A (b)	181,949	22,390,644
Palo Alto Networks Inc (b)	66,071	21,924,340
Pegasystems Inc	2,280	69,654
Procore Technologies Inc (b)	9,989	547,098
RingCentral Inc Class A	576	32,036
Rubrik Inc Class A (b)	8,548	618,533
Samsara Inc Class A (b)	28,153	1,049,262
SentinelOne Inc Class A (b)	18,127	345,501
ServiceNow Inc (b)	84,089	9,353,219
Terawulf Inc (b)(c)	29,622	523,125
Workday Inc Class A (b)	1,298	208,121
Zscaler Inc (b)	8,560	1,294,272
		283,000,593
Technology Hardware, Storage & Peripherals - 8.8%
Apple Inc	641,786	198,254,113
Dell Technologies Inc Class C	2,914	1,181,248
Everpure Inc Class A (b)	22,047	1,701,367
NetApp Inc	5,712	1,019,592
Sandisk Corp (b)	11,921	14,481,988
Super Micro Computer Inc (b)(c)	4,247	120,615
Western Digital Corp	27,696	15,089,889
		231,848,812
TOTAL INFORMATION TECHNOLOGY		1,413,913,946
Materials - 0.1%
Chemicals - 0.1%
Sherwin-Williams Co/The	5,005	1,705,954
Solstice Advanced Materials Inc	13,039	784,557
		2,490,511
Metals & Mining - 0.0%
Aura Minerals Inc (c)	3,371	183,955
Hecla Mining Co	2,533	35,766
Steel Dynamics Inc	912	229,149
		448,870
TOTAL MATERIALS		2,939,381
Real Estate - 0.4%
Real Estate Management & Development - 0.0%
CBRE Group Inc Class A (b)	2,268	332,965
CoStar Group Inc (b)	3,555	102,242
Jones Lang LaSalle Inc (b)	206	73,136
		508,343
Retail REITs - 0.2%
Simon Property Group Inc	26,179	6,004,677
Specialized REITs - 0.2%
American Tower Corp	24,714	4,284,419
Lamar Advertising Co Class A	1,565	250,337
Public Storage	1,468	475,882
		5,010,638
TOTAL REAL ESTATE		11,523,658
Utilities - 0.3%
Electric Utilities - 0.1%
Constellation Energy Corp	1,754	460,864
NRG Energy Inc	16,669	2,238,480
		2,699,344
Independent Power and Renewable Electricity Producers - 0.2%
Talen Energy Corp (b)	2,584	863,314
Vistra Corp	27,563	4,084,561
		4,947,875
TOTAL UTILITIES		7,647,219
TOTAL UNITED STATES		2,613,366,604
TOTAL COMMON STOCKS (Cost $1,657,192,826)		2,629,869,589

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (f) (Cost $194,765)	3.64	195,000	194,804

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.69	3,998,800	3,999,600
Fidelity Securities Lending Cash Central Fund (g)(h)	3.72	11,732,718	11,733,892
TOTAL MONEY MARKET FUNDS (Cost $15,733,291)			15,733,492

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $1,673,120,882)	2,645,797,885
NET OTHER ASSETS (LIABILITIES) - (0.5)% (d)	(11,911,516)
NET ASSETS - 100.0%	2,633,886,369

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini Nasdaq 100 Index Contracts (United States)	6	9/2026	3,408,510	(17,796)
CME E-Mini S&P 500 Index Contracts (United States)	4	9/2026	1,503,850	14,285
TOTAL LONG				(3,511)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Includes $100,076 of cash collateral to cover margin requirements for futures contracts.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $194,804.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $2,517,017.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	2,384,258	84,263,746	82,648,506	34,015	(99)	201	3,999,600	3,998,800
Fidelity Securities Lending Cash Central Fund	7,442,392	41,559,435	37,267,935	11,035	-	-	11,733,892	11,732,718
	9,826,650	125,823,181	119,916,441	45,050	(99)	201	15,733,492

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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